Closure and Rehabilitation Provisions - Summary of Closure and Rehabilitation Provisions (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of other provisions [Line Items]
Current	$ 2,025	$ 1,959
Non-current	8,223	8,445
Closure and rehabilitation provisions [Member]
Disclosure of other provisions [Line Items]
At the beginning of the financial year	6,738	6,502
Increases to existing and new provisions	132	127
Exchange translation	(11)	9
Released during the year	(165)	(120)
Amortisation of discounting impacting net finance costs	352	330
Utilised	(178)	(132)
Exchange variations impacting foreign currency translation reserve		(1)
Divestment and demerger of subsidiaries and operations		(146)
Transferred to liabilities held for sale	(450)
Other movements	(1)	(1)
At the end of the financial year	6,330	6,738	$ 6,502
Current	274	255
Non-current	6,056	6,483
Closure and rehabilitation provisions [Member] | Operating sites [Member]
Disclosure of other provisions [Line Items]
At the beginning of the financial year	5,462
Change in estimate	35	71
Exchange translation	(122)	99
At the end of the financial year	5,120	5,462
Closure and rehabilitation provisions [Member] | Closed sites [Member]
Disclosure of other provisions [Line Items]
At the beginning of the financial year	1,276
Increases to existing and new provisions	(21)	33	$ 18
At the end of the financial year	$ 1,210	$ 1,276